Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,343	4,356	5,557
Depreciation and amortization of premises and equipment	266	229	220
Amortization of intangibles	299	367	387
Provision for deferred income taxes	748	(370)	(545)
Gain on sales of securities and other assets, net	(1,663)	(2,023)	(1,571)
Loans originated for sale in the secondary market, net of repayments	(45,848)	(53,025)	(52,720)
Proceeds from sales of loans held for sale	48,354	50,895	51,915
Other, net	449	1,495	2,152
Net cash provided by operating activities	9,820	5,241	7,600
Investing Activities
Proceeds from sales of available-for-sale investment securities	1,018	1,212	5,784
Proceeds from maturities of held-to-maturity investment securities	1,404	167	11
Proceeds from maturities of available-for-sale investment securities	12,713	16,068	7,307
Purchases of held-to-maturity investment securities	(18,500)	(1,010)	(5)
Purchases of available-for-sale investment securities	(13,229)	(24,025)	(15,119)
Net increase in loans outstanding	(13,418)	(6,322)	(106)
Proceeds from sales of loans	820	1,829	2,741
Purchases of loans	(3,078)	(4,278)	(4,332)
Acquisitions, net of cash acquired	636	923	3,074
Other, net	(1,070)	(936)	(74)
Net cash used in investing activities	(32,704)	(16,372)	(719)
Financing Activities
Net increase in deposits	24,846	20,527	7,949
Net increase (decrease) in short-term borrowings	(2,205)	592	(4,448)
Proceeds from issuance of long-term debt	3,611	7,044	6,040
Principal payments or redemption of long-term debt	(3,300)	(8,394)	(11,740)
Fees paid on exchange of income trust securities for perpetual preferred stock		(4)
Proceeds from issuance of preferred stock	676
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock			(6,599)
Repurchase of common stock	(514)
Repurchase of common stock warrant			(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	22,359	19,412	(7,534)
Change in cash and due from banks	(525)	8,281	(653)
Cash and due from banks at beginning of year	14,487	6,206	6,859
Cash and due from banks at end of year	13,962	14,487	6,206
Supplemental Cash Flow Disclosures
Cash paid for income taxes	495	424	344
Cash paid for interest	2,563	2,631	3,153
Net noncash transfers to foreclosed property	702	1,384	600
Acquisitions
Assets (sold) acquired	1,761	(14)	17,212
Liabilities sold (assumed)	(2,100)	(907)	(17,870)
Net	$ (339)	$ (921)	$ (658)